Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended
	Jun. 02, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill				$ 385,658
Percentage of employee reduced	10.00%
Goodwill, Impairment Loss		386,154				386,154
Impairment charges		5,300
Amortization of intangible assets		$ 6,200			$ 6,500	$ 18,600	$ 18,600
Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Percentage of fair value exceeding carrying value of reporting units				8.70%
Goodwill				$ 386,000
Expected cash flow period				5 years
Growth rate		2.50%		3.10%
Discount rate		13.50%		13.50%
Percentage of decrease in terminal year growth rate				1.00%
Percentage of increase in terminal year growth rate				1.00%
Change in fair value due to 1% decrease in terminal year growth rate				$ 45,000
Change in fair value due to 1% increase in terminal year growth rate				$ 81,000
Percentage of employee reduced			10.00%
Regain the loss of revenue		2 years
Goodwill, Impairment Loss		$ 386,200
Developed Technology Intangible Assets [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment charges		$ 5,300